Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
Under applicable accounting guidance, fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Corporation determines the fair values of its financial instruments based on the fair value hierarchy established under applicable accounting guidance which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. There are three levels of inputs used to measure fair value. For more information regarding the fair value hierarchy and how the Corporation measures fair value, see Note 1 – Summary of Significant Accounting Principles. The Corporation accounts for certain financial instruments under the fair value option. For more information, see Note 23 – Fair Value Option.
Level 1, 2 and 3 Valuation Techniques
Financial instruments are considered Level 1 when the valuation is based on quoted prices in active markets for identical assets or liabilities. Level 2 financial instruments are valued using quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or models using inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Financial instruments are considered Level 3 when their values are determined using pricing models, discounted cash flow methodologies or similar techniques, and at least one significant model assumption or input is unobservable and when determination of the fair value requires significant management judgment or estimation.
Trading Account Assets and Liabilities and Available-for-Sale Debt Securities
The fair values of trading account assets and liabilities are primarily based on actively traded markets where prices are based on either direct market quotes or observed transactions. The fair values of AFS debt securities are generally based on quoted market prices or market prices for similar assets. Liquidity is a significant factor in the determination of the fair values of trading account assets and liabilities and AFS debt securities. Market price quotes may not be readily available for some positions, or positions within a market sector where trading activity has slowed significantly or ceased. Some of these instruments are valued using a discounted cash flow model, which estimates the fair value of the securities using internal credit risk, interest rate and prepayment risk models that incorporate management’s best estimate of current key assumptions such as default rates, loss severity and prepayment rates. Principal and interest cash flows are discounted using an observable discount rate for similar instruments with adjustments that management believes a market participant would consider in determining fair value for the specific security. Other instruments are valued using a net asset value approach which considers the value of the underlying securities. Underlying assets are valued using external pricing services, where available, or matrix pricing based on the vintages and ratings. Situations of illiquidity generally are triggered by the market’s perception of credit uncertainty regarding a single company or a specific market sector. In these instances, fair value is determined based on limited available market information and other factors, principally from reviewing the issuer’s financial statements and changes in credit ratings made by one or more rating agencies.
Derivative Assets and Liabilities
The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that utilize multiple market inputs including interest rates, prices and indices to generate continuous yield or pricing curves and volatility factors to value the position. The majority of market inputs are actively quoted and can be validated through external sources, including brokers, market transactions and third-party pricing services. When third-party pricing services are used, the methods and assumptions used are reviewed by the Corporation. Estimation risk is greater for derivative asset and liability positions that are either option-based or have longer maturity dates where observable market inputs are less readily available, or are unobservable, in which case, quantitative-based extrapolations of rate, price or index scenarios are used in determining fair values. The fair values of derivative assets and liabilities include adjustments for market liquidity, counterparty credit quality and other instrument-specific factors, where appropriate. In addition, the Corporation incorporates within its fair value measurements of OTC derivatives a valuation adjustment to reflect the credit risk associated with the net position. Positions are netted by counterparty, and fair value for net long exposures is adjusted for counterparty credit risk while the fair value for net short exposures is adjusted for the Corporation’s own credit risk. An estimate of severity of loss is also used in the determination of fair value, primarily based on market data.
Loans and Loan Commitments
The fair values of loans and loan commitments are based on market prices, where available, or discounted cash flow analyses using market-based credit spreads of comparable debt instruments or credit derivatives of the specific borrower or comparable borrowers. Results of discounted cash flow calculations may be adjusted, as appropriate, to reflect other market conditions or the perceived credit risk of the borrower.

Mortgage Servicing Rights
The fair values of MSRs are determined using models that rely on estimates of prepayment rates, the resultant weighted-average lives of the MSRs and the OAS levels. For more information on MSRs, see Note 25 – Mortgage Servicing Rights.
Loans Held-for-Sale
The fair values of LHFS are based on quoted market prices, where available, or are determined by discounting estimated cash flows using interest rates approximating the Corporation’s current origination rates for similar loans adjusted to reflect the inherent credit risk.
Other Assets
The fair values of AFS marketable equity securities are generally based on quoted market prices or market prices for similar assets. However, non-public investments are initially valued at the transaction price and subsequently adjusted when evidence is available to support such adjustments.
Securities Financing Agreements
The fair values of certain reverse repurchase agreements, repurchase agreements and securities borrowed transactions are determined using quantitative models, including discounted cash flow models that require the use of multiple market inputs including interest rates and spreads to generate continuous yield or pricing curves, and volatility factors. The majority of market inputs are actively quoted and can be validated through external sources, including brokers, market transactions and third-party pricing services.

Deposits and Other Short-term Borrowings
The fair values of deposits and other short-term borrowings are determined using quantitative models, including discounted cash flow models that require the use of multiple market inputs including interest rates and spreads to generate continuous yield or pricing curves, and volatility factors. The majority of market inputs are actively quoted and can be validated through external sources, including brokers, market transactions and third-party pricing services. The Corporation considers the impact of its own credit spreads in the valuation of these liabilities. The credit risk is determined by reference to observable credit spreads in the secondary cash market.
Long-term Debt
The Corporation issues structured liabilities that have coupons or repayment terms linked to the performance of debt or equity securities, indices, currencies or commodities. The fair values of these structured liabilities are estimated using valuation models for the combined derivative and debt portions of the notes. These models incorporate observable and, in some instances, unobservable inputs including security prices, interest rate yield curves, option volatility, currency, commodity or equity rates and correlations between these inputs. The Corporation considers the impact of its own credit spreads in the valuation of these liabilities. The credit risk is determined by reference to observable credit spreads in the secondary bond market.
Asset-backed Secured Financings
The fair values of asset-backed secured financings are based on external broker bids, where available, or are determined by discounting estimated cash flows using interest rates approximating the Corporation’s current origination rates for similar loans adjusted to reflect the inherent credit risk.

Recurring Fair Value
Assets and liabilities carried at fair value on a recurring basis at December 31, 2011 and 2010, including financial instruments which the Corporation accounts for under the fair value option, are summarized in the following tables.

	December 31, 2011
	Fair Value Measurements
(Dollars in millions)	Level 1 (1)	Level 2 (1)	Level 3	Netting Adjustments (2)	Assets/Liabilities at Fair Value
Assets
Federal funds sold and securities borrowed or purchased under agreements to resell	$—	$87,453	$—	$—	$87,453
Trading account assets:
U.S. government and agency securities	30,540	22,073	—	—	52,613
Corporate securities, trading loans and other	1,067	28,624	6,880	—	36,571
Equity securities	17,181	5,949	544	—	23,674
Non-U.S. sovereign debt	33,667	8,937	342	—	42,946
Mortgage trading loans and ABS	—	9,826	3,689	—	13,515
Total trading account assets	82,455	75,409	11,455	—	169,319
Derivative assets (3)	2,186	1,865,310	14,366	(1,808,839)	73,023
AFS debt securities:
U.S. Treasury securities and agency securities	39,389	3,475	—	—	42,864
Mortgage-backed securities:
Agency	—	142,526	37	—	142,563
Agency-collateralized mortgage obligations	—	44,999	—	—	44,999
Non-agency residential	—	13,907	860	—	14,767
Non-agency commercial	—	5,482	40	—	5,522
Non-U.S. securities	1,664	3,256	—	—	4,920
Corporate/Agency bonds	—	2,873	162	—	3,035
Other taxable securities	20	8,593	4,265	—	12,878
Tax-exempt securities	—	1,955	2,648	—	4,603
Total AFS debt securities	41,073	227,066	8,012	—	276,151
Loans and leases	—	6,060	2,744	—	8,804
Mortgage servicing rights	—	—	7,378	—	7,378
Loans held-for-sale	—	4,243	3,387	—	7,630
Other assets	18,963	13,886	4,235	—	37,084
Total assets	$144,677	$2,279,427	$51,577	$(1,808,839)	$666,842
Liabilities
Interest-bearing deposits in U.S. offices	$—	$3,297	$—	$—	$3,297
Federal funds purchased and securities loaned or sold under agreements to repurchase	—	34,235	—	—	34,235
Trading account liabilities:
U.S. government and agency securities	19,120	1,590	—	—	20,710
Equity securities	13,259	1,335	—	—	14,594
Non-U.S. sovereign debt	16,760	680	—	—	17,440
Corporate securities and other	829	6,821	114	—	7,764
Total trading account liabilities	49,968	10,426	114	—	60,508
Derivative liabilities (3)	2,055	1,850,804	8,500	(1,801,839)	59,520
Other short-term borrowings	—	6,558	—	—	6,558
Accrued expenses and other liabilities	13,832	1,897	14	—	15,743
Long-term debt	—	43,296	2,943	—	46,239
Total liabilities	$65,855	$1,950,513	$11,571	$(1,801,839)	$226,100

(1)	Gross transfers between Level 1 and Level 2 were not significant during 2011.

(2)	Amounts represent the impact of legally enforceable master netting agreements and also cash collateral held or placed with the same counterparties.

(3)	For further disaggregation of derivative assets and liabilities, see Note 4 – Derivatives.

	December 31, 2010
	Fair Value Measurements
(Dollars in millions)	Level 1 (1)	Level 2 (1)	Level 3	Netting Adjustments (2)	Assets/Liabilities at Fair Value
Assets
Federal funds sold and securities borrowed or purchased under agreements to resell	$—	$78,599	$—	$—	$78,599
Trading account assets:
U.S. government and agency securities	28,237	32,574	—	—	60,811
Corporate securities, trading loans and other	732	40,869	7,751	—	49,352
Equity securities	23,249	8,257	623	—	32,129
Non-U.S. sovereign debt	24,934	8,346	243	—	33,523
Mortgage trading loans and ABS	—	11,948	6,908	—	18,856
Total trading account assets	77,152	101,994	15,525	—	194,671
Derivative assets (3)	2,627	1,516,244	18,773	(1,464,644)	73,000
AFS debt securities:
U.S. Treasury securities and agency securities	46,003	3,102	—	—	49,105
Mortgage-backed securities:
Agency	—	191,213	4	—	191,217
Agency-collateralized mortgage obligations	—	37,017	—	—	37,017
Non-agency residential	—	21,649	1,468	—	23,117
Non-agency commercial	—	6,833	19	—	6,852
Non-U.S. securities	1,440	2,696	3	—	4,139
Corporate/Agency bonds	—	5,154	137	—	5,291
Other taxable securities	20	2,354	13,018	—	15,392
Tax-exempt securities	—	4,273	1,224	—	5,497
Total AFS debt securities	47,463	274,291	15,873	—	337,627
Loans and leases	—	—	3,321	—	3,321
Mortgage servicing rights	—	—	14,900	—	14,900
Loans held-for-sale	—	21,802	4,140	—	25,942
Other assets	32,624	31,051	6,856	—	70,531
Total assets	$159,866	$2,023,981	$79,388	$(1,464,644)	$798,591
Liabilities
Interest-bearing deposits in U.S. offices	$—	$2,732	$—	$—	$2,732
Federal funds purchased and securities loaned or sold under agreements to repurchase	—	37,424	—	—	37,424
Trading account liabilities:
U.S. government and agency securities	23,357	5,983	—	—	29,340
Equity securities	14,568	914	—	—	15,482
Non-U.S. sovereign debt	14,748	1,065	—	—	15,813
Corporate securities and other	224	11,119	7	—	11,350
Total trading account liabilities	52,897	19,081	7	—	71,985
Derivative liabilities (3)	1,799	1,492,963	11,028	(1,449,876)	55,914
Other short-term borrowings	—	6,472	706	—	7,178
Accrued expenses and other liabilities	31,470	931	828	—	33,229
Long-term debt	—	47,998	2,986	—	50,984
Total liabilities	$86,166	$1,607,601	$15,555	$(1,449,876)	$259,446

(1)	Gross transfers between Level 1 and Level 2 were approximately $1.3 billion during 2010.

(2)	Amounts represent the impact of legally enforceable master netting agreements and also cash collateral held or placed with the same counterparties.

(3)	For further disaggregation of derivative assets and liabilities, see Note 4 – Derivatives.
The following tables present a reconciliation of all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during 2011, 2010 and 2009, including net realized and unrealized gains (losses) included in earnings and accumulated OCI.

Level 3 – Fair Value Measurements (1)

	2011
					Gross
(Dollars in millions)	Balance January 1 2011	Consolidation of VIEs	Gains (Losses) in Earnings	Gains (Losses) in OCI	Purchases	Sales	Issuances	Settlements	Gross Transfers into Level 3	Gross Transfers out of Level 3	Balance December 31 2011
Trading account assets:
Corporate securities, trading loans and other (2)	$7,751	$—	$490	$—	$5,683	$(6,664)	$—	$(1,362)	$1,695	$(713)	$6,880
Equity securities	557	—	49	—	335	(362)	—	(140)	132	(27)	544
Non-U.S. sovereign debt	243	—	87	—	188	(137)	—	(3)	8	(44)	342
Mortgage trading loans and ABS	6,908	—	442	—	2,222	(4,713)	—	(440)	75	(805)	3,689
Total trading account assets	15,459	—	1,068	—	8,428	(11,876)	—	(1,945)	1,910	(1,589)	11,455
Net derivative assets (3)	7,745	—	5,199	—	1,235	(1,553)	—	(7,779)	1,199	(180)	5,866
AFS debt securities:
Mortgage-backed securities:
Agency	4	—	—	—	14	(11)	—	—	34	(4)	37
Agency-collateralized mortgage obligations	—	—	—	—	56	(56)	—	—	—	—	—
Non-agency residential	1,468	—	(158)	41	11	(307)	—	(568)	373	—	860
Non-agency commercial	19	—	—	—	15	—	—	—	6	—	40
Non-U.S. securities	3	—	—	—	—	—	—	—	88	(91)	—
Corporate/Agency bonds	137	—	(12)	(8)	304	(17)	—	—	7	(249)	162
Other taxable securities	13,018	—	26	21	3,876	(2,245)	—	(5,112)	2	(5,321)	4,265
Tax-exempt securities	1,224	—	21	(35)	2,862	(92)	—	(697)	38	(673)	2,648
Total AFS debt securities	15,873	—	(123)	19	7,138	(2,728)	—	(6,377)	548	(6,338)	8,012
Loans and leases (2, 4)	3,321	5,194	(55)	—	21	(2,644)	3,118	(1,830)	5	(4,386)	2,744
Mortgage servicing rights (4)	14,900	—	(5,661)	—	—	(896)	1,656	(2,621)	—	—	7,378
Loans held-for-sale (2)	4,140	—	36	—	157	(483)	—	(961)	565	(67)	3,387
Other assets (5)	6,922	—	140	—	1,932	(2,391)	—	(768)	375	(1,975)	4,235
Trading account liabilities – Corporate securities and other	(7)	—	4	—	133	(189)	—	—	(65)	10	(114)
Other short-term borrowings (2)	(706)	—	(30)	—	—	—	—	86	—	650	—
Accrued expenses and other liabilities (2)	(828)	—	61	—	—	(2)	(9)	3	—	761	(14)
Long-term debt (2)	(2,986)	—	(188)	—	520	(72)	(520)	838	(2,111)	1,576	(2,943)

(1)	Assets (liabilities). For assets, increase / (decrease) to Level 3 and for liabilities, (increase) / decrease to Level 3.

(2)	Amounts represent items that are accounted for under the fair value option.

(3)	Net derivatives at December 31, 2011 include derivative assets of $14.4 billion and derivative liabilities of $8.5 billion.

(4)	Issuances represent loan originations and mortgage servicing rights retained following securitizations or whole loan sales.

(5)	Other assets is primarily comprised of net monoline exposure to a single counterparty and private equity investments.
During 2011, the transfers into Level 3 included $1.9 billion of trading account assets, $1.2 billion of net derivative assets and $2.1 billion of long-term debt accounted for under the fair value option. Transfers into Level 3 for trading account assets were primarily certain CLOs, corporate loans and bonds which were transferred due to decreased market activity. Transfers into Level 3 for net derivative assets were the result of changes in the valuation methodology for certain total return swaps, in addition to increases in certain equity derivatives with significant unobservable inputs. Transfers into Level 3 for long-term debt were primarily due to changes in the impact of unobservable inputs on the value of certain structured liabilities. Transfers occur on a regular basis for these long-term debt instruments based on the fair value of the embedded derivative in relation to the instrument as a whole.
During 2011, the transfers out of Level 3 included $1.6 billion of trading account assets, $6.3 billion of AFS debt securities, $4.4 billion of loans and leases, $2.0 billion of other assets and $1.6 billion of long-term debt. Transfers out of Level 3 for trading account assets were primarily driven by increased price observability on certain RMBS, commercial mortgage-backed securities and consumer ABS portfolios as well as certain corporate bond positions due to increased trading volume. Transfers out of Level 3 for AFS debt securities primarily related to auto, credit card and student loan ABS portfolios due to increased trading volume in the secondary market for similar securities. Transfers out of Level 3 for loans and leases were driven by increased observable inputs, primarily market comparables, for certain corporate loans accounted for under the fair value option. Transfers out of Level 3 for other assets were primarily the result of an initial public offering of an equity investment. Transfers out of Level 3 for long-term debt were primarily due to changes in the impact of unobservable inputs on the value of certain structured liabilities. Transfers occur on a regular basis for these long-term debt instruments based on the fair value of the embedded derivative in relation to the instrument as a whole.

Level 3 – Fair Value Measurements (1)

	2010
(Dollars in millions)	Balance January 1 2010	Consolidation of VIEs	Gains (Losses) in Earnings	Gains (Losses) in OCI	Purchases, Issuances and Settlements	Gross Transfers into Level 3	Gross Transfers out of Level 3	Balance December 31 2010
Trading account assets:
Corporate securities, trading loans and other (2)	$11,080	$117	$848	$—	$(4,852)	$2,599	$(2,041)	$7,751
Equity securities	1,084	—	(81)	—	(342)	131	(169)	623
Non-U.S. sovereign debt	1,143	—	(138)	—	(157)	115	(720)	243
Mortgage trading loans and ABS	7,770	175	653	—	(1,659)	396	(427)	6,908
Total trading account assets	21,077	292	1,282	—	(7,010)	3,241	(3,357)	15,525
Net derivative assets (3)	7,863	—	8,118	—	(8,778)	1,067	(525)	7,745
AFS debt securities:
Mortgage-backed securities:
Agency	—	—	—	—	4	—	—	4
Non-agency residential	7,216	113	(646)	(169)	(6,767)	1,909	(188)	1,468
Non-agency commercial	258	—	(13)	(31)	(178)	71	(88)	19
Non-U.S. securities	468	—	(125)	(75)	(321)	56	—	3
Corporate/Agency bonds	927	—	(3)	47	(847)	32	(19)	137
Other taxable securities	9,854	5,603	(296)	44	(3,263)	1,119	(43)	13,018
Tax-exempt securities	1,623	—	(25)	(9)	(574)	316	(107)	1,224
Total AFS debt securities	20,346	5,716	(1,108)	(193)	(11,946)	3,503	(445)	15,873
Loans and leases (2)	4,936	—	(89)	—	(1,526)	—	—	3,321
Mortgage servicing rights	19,465	—	(4,321)	—	(244)	—	—	14,900
Loans held-for-sale (2)	6,942	—	482	—	(3,714)	624	(194)	4,140
Other assets (4)	7,821	—	1,946	—	(2,612)	—	(299)	6,856
Trading account liabilities:
Non-U.S. sovereign debt	(386)	—	23	—	(17)	—	380	—
Corporate securities and other	(10)	—	(5)	—	11	(52)	49	(7)
Total trading account liabilities	(396)	—	18	—	(6)	(52)	429	(7)
Other short-term borrowings (2)	(707)	—	(95)	—	96	—	—	(706)
Accrued expenses and other liabilities (2)	(891)	—	146	—	(83)	—	—	(828)
Long-term debt (2)	(4,660)	—	697	—	1,074	(1,881)	1,784	(2,986)

(1)	Assets (liabilities). For assets, increase / (decrease) to Level 3 and for liabilities, (increase) / decrease to Level 3.

(2)	Amounts represent items that are accounted for under the fair value option.

(3)	Net derivatives at December 31, 2010 include derivative assets of $18.8 billion and derivative liabilities of $11.0 billion.

(4)	Other assets is primarily comprised of AFS marketable equity securities.

During 2010, the transfers into Level 3 included $3.2 billion of trading account assets, $3.5 billion of AFS debt securities, $1.1 billion of net derivative contracts and $1.9 billion of long-term debt. Transfers into Level 3 for trading account assets were driven by reduced price transparency as a result of lower levels of trading activity for certain municipal auction rate securities and corporate debt securities as well as a change in valuation methodology for certain ABS to a discounted cash flow model. Transfers into Level 3 for AFS debt securities were due to an increase in the number of non-agency RMBS and other taxable securities priced using a discounted cash flow model. Transfers into Level 3 for net derivative contracts were primarily related to a lack of price observability for certain credit default and total return swaps. Transfers into Level 3 for long-term debt were primarily due to changes in the impact of unobservable inputs on the value of certain structured liabilities.
During 2010, the transfers out of Level 3 included $3.4 billion of trading account assets and $1.8 billion of long-term debt. Transfers out of Level 3 for trading account assets were driven by increased price verification of certain MBS, corporate debt and non-U.S. government and agency securities. Transfers out of Level 3 for long-term debt were primarily due to changes in the impact of unobservable inputs on the value of certain structured liabilities.

Level 3 – Fair Value Measurements (1)

	2009
(Dollars in millions)	Balance January 1 2009	Merrill Lynch Acquisition	Gains (Losses) Included in Earnings	Gains (Losses) Included in OCI	Purchases, Issuances and Settlements	Transfers into/(out of) Level 3	Balance December 31 2009
Trading account assets:
Corporate securities, trading loans and other	$4,540	$7,012	$370	$—	$(2,015)	$1,173	$11,080
Equity securities	546	3,848	(396)	—	(2,425)	(489)	1,084
Non-U.S. sovereign debt	—	30	136	—	167	810	1,143
Mortgage trading loans and ABS	1,647	7,294	(262)	—	933	(1,842)	7,770
Total trading account assets	6,733	18,184	(152)	—	(3,340)	(348)	21,077
Net derivative assets (2)	2,270	2,307	5,526	—	(7,906)	5,666	7,863
AFS debt securities:
Non-agency MBS:
Residential	5,439	2,509	(1,159)	2,738	(4,187)	1,876	7,216
Commercial	657	—	(185)	(7)	(155)	(52)	258
Non-U.S. securities	1,247	—	(79)	(226)	(73)	(401)	468
Corporate/Agency bonds	1,598	—	(22)	127	324	(1,100)	927
Other taxable securities	9,599	—	(75)	669	815	(1,154)	9,854
Tax-exempt securities	162	—	2	26	788	645	1,623
Total AFS debt securities	18,702	2,509	(1,518)	3,327	(2,488)	(186)	20,346
Loans and leases (3)	5,413	2,452	515	—	(3,718)	274	4,936
Mortgage servicing rights	12,733	209	5,286	—	1,237	—	19,465
Loans held-for-sale (3)	3,382	3,872	678	—	(1,048)	58	6,942
Other assets (4)	4,157	2,696	1,273	—	(308)	3	7,821
Trading account liabilities:
Non-U.S. sovereign debt	—	—	(38)	—	—	(348)	(386)
Corporate securities and other	—	—	—	—	4	(14)	(10)
Total trading account liabilities	—	—	(38)	—	4	(362)	(396)
Other short-term borrowings (3)	(816)	—	(11)	—	120	—	(707)
Accrued expenses and other liabilities (3)	(1,124)	(1,337)	1,396	—	174	—	(891)
Long-term debt (3)	—	(7,481)	(2,310)	—	830	4,301	(4,660)

(1)	Assets (liabilities). For assets, increase / (decrease) to Level 3 and for liabilities, (increase) / decrease to Level 3.

(2)	Net derivatives at December 31, 2009 include derivative assets of $23.0 billion and derivative liabilities of $15.2 billion.

(3)	Amounts represent items that are accounted for under the fair value option.

(4)	Other assets is primarily comprised of AFS marketable equity securities.
The following tables summarize gains (losses) due to changes in fair value, including both realized and unrealized gains (losses), recorded in earnings for Level 3 assets and liabilities during 2011, 2010 and 2009. These amounts include gains (losses) on loans, LHFS, loan commitments and structured liabilities that are accounted for under the fair value option.

Level 3 – Total Realized and Unrealized Gains (Losses) Included in Earnings

	2011
(Dollars in millions)	Equity Investment Income (Loss)	Trading Account Profits (Losses)	Mortgage Banking Income (Loss) (1)	Other Income (Loss)	Total
Trading account assets:
Corporate securities, trading loans and other (2)	$—	$490	$—	$—	$490
Equity securities	—	49	—	—	49
Non-U.S. sovereign debt	—	87	—	—	87
Mortgage trading loans and ABS	—	442	—	—	442
Total trading account assets	—	1,068	—	—	1,068
Net derivative assets	—	1,516	3,683	—	5,199
AFS debt securities:
Non-agency residential MBS	—	—	—	(158)	(158)
Corporate/Agency bonds	—	—	—	(12)	(12)
Other taxable securities	—	16	—	10	26
Tax-exempt securities	—	(3)	—	24	21
Total AFS debt securities	—	13	—	(136)	(123)
Loans and leases (2)	—	—	(13)	(42)	(55)
Mortgage servicing rights	—	—	(5,661)	—	(5,661)
Loans held-for-sale (2)	—	—	(108)	144	36
Other assets	242	—	(51)	(51)	140
Trading account liabilities – Corporate securities and other	—	4	—	—	4
Other short-term borrowings (2)	—	—	(30)	—	(30)
Accrued expenses and other liabilities (2)	—	(10)	71	—	61
Long-term debt (2)	—	(106)	—	(82)	(188)
Total	$242	$2,485	$(2,109)	$(167)	$451

	2010
Trading account assets:
Corporate securities, trading loans and other (2)	$—	$848	$—	$—	$848
Equity securities	—	(81)	—	—	(81)
Non-U.S. sovereign debt	—	(138)	—	—	(138)
Mortgage trading loans and ABS	—	653	—	—	653
Total trading account assets	—	1,282	—	—	1,282
Net derivative assets	—	(1,257)	9,375	—	8,118
AFS debt securities:
Non-agency MBS:
Residential	—	—	(16)	(630)	(646)
Commercial	—	—	—	(13)	(13)
Non-U.S. securities	—	—	—	(125)	(125)
Corporate/Agency bonds	—	—	—	(3)	(3)
Other taxable securities	—	(295)	—	(1)	(296)
Tax-exempt securities	—	23	—	(48)	(25)
Total AFS debt securities	—	(272)	(16)	(820)	(1,108)
Loans and leases (2)	—	—	—	(89)	(89)
Mortgage servicing rights	—	—	(4,321)	—	(4,321)
Loans held-for-sale (2)	—	—	72	410	482
Other assets	1,967	—	(21)	—	1,946
Trading account liabilities:
Non-U.S. sovereign debt	—	23	—	—	23
Corporate securities and other	—	(5)	—	—	(5)
Total trading account liabilities	—	18	—	—	18
Other short-term borrowings (2)	—	—	(95)	—	(95)
Accrued expenses and other liabilities (2)	—	(26)	—	172	146
Long-term debt (2)	—	677	—	20	697
Total	$1,967	$422	$4,994	$(307)	$7,076

(1)	Mortgage banking income does not reflect the impact of Level 1 and Level 2 hedges on MSRs.

(2)	Amounts represent items that are accounted for under the fair value option.

Level 3 – Total Realized and Unrealized Gains (Losses) Included in Earnings

	2009
(Dollars in millions)	Equity Investment Income (Loss)	Trading Account Profits (Losses)	Mortgage Banking Income (Loss) (1)	Other Income (Loss)	Total
Trading account assets:
Corporate securities, trading loans and other	$—	$370	$—	$—	$370
Equity securities	—	(396)	—	—	(396)
Non-U.S. sovereign debt	—	136	—	—	136
Mortgage trading loans and ABS	—	(262)	—	—	(262)
Total trading account assets	—	(152)	—	—	(152)
Net derivative assets	—	(2,526)	8,052	—	5,526
AFS debt securities:
Non-agency MBS:
Residential	—	—	(20)	(1,139)	(1,159)
Commercial	—	—	—	(185)	(185)
Non-U.S. securities	—	—	—	(79)	(79)
Corporate/Agency bonds	—	—	—	(22)	(22)
Other taxable securities	—	—	—	(75)	(75)
Tax-exempt securities	—	—	—	2	2
Total AFS debt securities	—	—	(20)	(1,498)	(1,518)
Loans and leases (2)	—	(11)	—	526	515
Mortgage servicing rights	—	—	5,286	—	5,286
Loans held-for-sale (2)	—	(216)	306	588	678
Other assets	968	—	244	61	1,273
Trading account liabilities – Non-U.S. sovereign debt	—	(38)	—	—	(38)
Other short-term borrowings (2)	—	—	(11)	—	(11)
Accrued expenses and other liabilities (2)	—	36	—	1,360	1,396
Long-term debt (2)	—	(2,083)	—	(227)	(2,310)
Total	$968	$(4,990)	$13,857	$810	$10,645

(1)	Mortgage banking income does not reflect the impact of Level 1 and Level 2 hedges on MSRs.

(2)	Amounts represent items that are accounted for under the fair value option.
The following tables summarize changes in unrealized gains (losses) recorded in earnings during 2011, 2010 and 2009 for Level 3 assets and liabilities that were still held at December 31, 2011, 2010 and 2009. These amounts include changes in fair value on loans, LHFS, loan commitments and structured liabilities that are accounted for under the fair value option.

Level 3 – Changes in Unrealized Gains (Losses) Relating to Assets and Liabilities Still Held at Reporting Date

	2011
(Dollars in millions)	Equity Investment Income (Loss)	Trading Account Profits (Losses)	Mortgage Banking Income (Loss) (1)	Other Income (Loss)	Total
Trading account assets:
Corporate securities, trading loans and other (2)	$—	$(86)	$—	$—	$(86)
Equity securities	—	(60)	—	—	(60)
Non-U.S. sovereign debt	—	101	—	—	101
Mortgage trading loans and ABS	—	30	—	—	30
Total trading account assets	—	(15)	—	—	(15)
Net derivative assets	—	1,430	1,351	—	2,781
AFS debt securities:
Non-agency residential MBS	—	—	—	(195)	(195)
Corporate/Agency bonds	—	—	—	(14)	(14)
Other taxable securities	—	—	—	13	13
Total AFS debt securities	—	—	—	(196)	(196)
Loans and leases (2)	—	—	—	(260)	(260)
Mortgage servicing rights	—	—	(6,958)	—	(6,958)
Loans held-for-sale (2)	—	—	(153)	5	(148)
Other assets	(309)	—	(53)	(51)	(413)
Trading account liabilities – Corporate securities and other	—	3	—	—	3
Long-term debt (2)	—	(107)	—	(94)	(201)
Total	$(309)	$1,311	$(5,813)	$(596)	$(5,407)

	2010
Trading account assets:
Corporate securities, trading loans and other (2)	$—	$289	$—	$—	$289
Equity securities	—	(50)	—	—	(50)
Non-U.S. sovereign debt	—	(144)	—	—	(144)
Mortgage trading loans and ABS	—	227	—	—	227
Total trading account assets	—	322	—	—	322
Net derivative assets	—	(945)	676	—	(269)
Non-agency residential MBS AFS debt securities	—	—	(2)	(162)	(164)
Loans and leases (2)	—	—	—	(142)	(142)
Mortgage servicing rights	—	—	(5,740)	—	(5,740)
Loans held-for-sale (2)	—	10	(9)	258	259
Other assets	50	—	(22)	—	28
Trading account liabilities – Non-U.S. sovereign debt	—	52	—	—	52
Other short-term borrowings (2)	—	—	(46)	—	(46)
Accrued expenses and other liabilities (2)	—	—	—	(182)	(182)
Long-term debt (2)	—	585	—	43	628
Total	$50	$24	$(5,143)	$(185)	$(5,254)

(1)	Mortgage banking income does not reflect the impact of Level 1 and Level 2 hedges on MSRs.

(2)	Amounts represent items that are accounted for under the fair value option.

Level 3 – Changes in Unrealized Gains (Losses) Relating to Assets and Liabilities Still Held at Reporting Date

	2009
(Dollars in millions)	Equity Investment Income (Loss)	Trading Account Profits (Losses)	Mortgage Banking Income (Loss) (1)	Other Income (Loss)	Total
Trading account assets:
Corporate securities, trading loans and other	$—	$89	$—	$—	$89
Equity securities	—	(328)	—	—	(328)
Non-U.S. sovereign debt	—	137	—	—	137
Mortgage trading loans and ABS	—	(332)	—	—	(332)
Total trading account assets	—	(434)	—	—	(434)
Net derivative assets	—	(2,761)	348	—	(2,413)
AFS debt securities:
Non-agency residential MBS	—	—	(20)	(659)	(679)
Other taxable securities	—	(11)	—	(3)	(14)
Tax-exempt securities	—	(2)	—	(8)	(10)
Total AFS debt securities	—	(13)	(20)	(670)	(703)
Loans and leases (2)	—	—	—	210	210
Mortgage servicing rights	—	—	4,100	—	4,100
Loans held-for-sale (2)	—	(195)	164	695	664
Other assets	(177)	—	6	1,061	890
Trading account liabilities – Non-U.S. sovereign debt	—	(38)	—	—	(38)
Other short-term borrowings (2)	—	—	(11)	—	(11)
Accrued expenses and other liabilities (2)	—	—	—	1,740	1,740
Long-term debt (2)	—	(2,303)	—	(225)	(2,528)
Total	$(177)	$(5,744)	$4,587	$2,811	$1,477

(1)	Mortgage banking income does not reflect the impact of Level 1 and Level 2 hedges on MSRs.

(2)	Amounts represent items that are accounted for under the fair value option.
Nonrecurring Fair Value
The Corporation held certain assets that are measured at fair value on a nonrecurring basis and are not included in the previous tables in this Note. These assets primarily include LHFS, certain loans and leases, and foreclosed properties. The amounts below represent only balances measured at fair value during 2011, 2010 and 2009, and still held as of the reporting date.

Assets Measured at Fair Value on a Nonrecurring Basis

	December 31
	2011		2010
(Dollars in millions)	Level 2	Level 3	Level 2	Level 3
Assets
Loans held-for-sale	$2,662	$1,008	$931	$6,408
Loans and leases	9	10,629	23	11,917
Foreclosed properties (1)	—	2,531	10	2,125
Other assets	44	885	8	95

	Gains (Losses)
(Dollars in millions)	2011	2010	2009
Assets
Loans held-for-sale	$(181)	$174	$(1,288)
Loans and leases (2)	(4,813)	(6,074)	(5,596)
Foreclosed properties	(333)	(240)	(322)
Other assets	—	(50)	(268)

(1)
Amounts are included in other assets on the Consolidated Balance Sheet and represent fair value and related losses on foreclosed properties that were written down subsequent to their initial classification as foreclosed properties.

(2)	Gains (losses) represent charge-offs on real estate-secured loans.